PIMCO RAFI Dynamic Multi-Factor US Equity ETF Shareholder Fees	Jun. 30, 2025 USD ($)
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | PIMCO RAFI Dynamic Multi-Factor US Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other